Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 21, 2018	Feb. 28, 2015	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock									$ 6,278	$ 7,638	$ 7,638	$ 0	$ 22,846
Equity in net earnings of affiliated companies			$ (4,231)		$ 901				(13,720)	2,208	4,399	(202,779)	61,484
Investments in affiliates			166,888		185,548				166,888	185,548	183,160	160,071	381,746
Dividends received									4,379	$ 3,649	7,298	0	18,244
Other than temporary impairment loss on investments												228,026
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings	2.00%			2.00%		2.00%	2.00%			2.00%
Common Units issued in public offering						1,200,442
Payments to acquire investment	$ 714			$ 64		$ 110	$ 2,048			$ 12
Number of shares issued-common stock	18,422,000						47,795,000
Equity in net earnings of affiliated companies			$ 473		473				$ 1,419	$ 1,419	$ 1,892	1,833	2,621
Private placement of units to Navios Holdings				1,370,044		2,040,000
Partners capital account units acquisitions				27,960		66,131	975,408			7,376
Issuance of common stock	$ 5,000
Price per common unit							$ 2.1
Navios Revolving Loans I Transfer
Schedule Of Equity Method Investments [Line Items]
Long-term liability recognized								$ 33,473
Proceeds from transfer of debt								$ 4,050
Navios Revolving Loans I Transfer | Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings								2.00%
Payments to acquire investment								$ 468
Number of shares issued-common stock								13,076,923
Consideration equity component								$ 29,423
Partners capital account units acquisitions								266,876
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering		4,600,000
Proceeds From Issuance Of Common Limited Partners Units		$ 60,214
Proceeds from private placement of units to Navios Holdings		$ 14,967
Private placement | Common units | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings		1,120,547
Private placement | General partner units | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings		22,868
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings									2.00%		2.00%
Payments to acquire common stock		$ 1,229
General Partner units held by Navios Holdings			3,420,203						3,420,203		3,016,284
Common units held by Navios Holdings			31,053,233						31,053,233		28,421,233
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			$ 81,777						$ 81,777		$ 98,608	112,417
Equity in net earnings of affiliated companies			4,915		3,360				14,363	$ 6,670	12,570	(5,979)	15,462
Investments in affiliates			84,116						84,116		66,773	24,033
Dividends received			$ 690		0				$ 1,379	0	$ 0	0	27,993
Ownership percentage of Navios Holdings			20.20%						20.20%		20.80%
Market value of the investment			$ 60,329						$ 60,329		$ 74,193
Other than temporary impairment loss on investments												83,596
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates			123						123		228	105
Dividends received			$ 0		0				$ 170	55	$ 55	85	454
Ownership percentage of Navios Holdings			35.00%						35.00%		35.00%
Ownership Interest									50.00%		50.00%
Profit Sharing Arrangement									Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.		Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			$ 114,741						$ 114,741		$ 113,597	140,131
Equity in net earnings of affiliated companies			(9,856)		(2,744)				(30,048)	(5,319)	(9,875)	29,801	43,299
Investments in affiliates			65,164						65,164		99,590	124,062
Dividends received			$ 1,460		$ 3,649				$ 4,379	$ 10,947	$ 14,595	14,595	$ 18,244
Ownership percentage of Navios Holdings			48.60%						48.60%		46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition									45.30%		42.90%
Market value of the investment			$ 37,233						$ 37,233		$ 81,005
Other than temporary impairment loss on investments												$ 144,430